Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash provided by Operating activities
Net income	$ 52,047	$ 58,896
Add (deduct) items not affecting cash:
Finance costs	631	449
Depreciation, amortization and depletion	21,250	19,442
Share of loss in associate	330	700
Dilution gain on investment in associate		(822)
Reclassification of other comprehensive loss upon ownership dilution of investment in associate		18
Gain on disposal of NSR		(4,320)
Impairment reversal of investment in associate	(1,899)	(4,714)
Impairment reversal of mineral rights and properties	(7,279)
Income tax expense	20,871	18,919
Finance income	(3,476)	(2,839)
Loss on disposal of plant and equipment	401	329
Share-based compensation	1,896	1,566
Reclamation expenditures and deposits	(2,788)	(194)
Income taxes paid	(18,225)	(19,743)
Interest received	3,476	2,839
Interest paid	(144)
Changes in non-cash operating working capital	659	(2,625)
Net cash provided by operating activities	67,750	67,901
Mineral rights and properties
Capital expenditures	(28,049)	(20,948)
Plant and equipment
Additions	(6,258)	(6,152)
Proceeds on disposals	31	33
Other investments
Acquisition	(1,018)
Investment in associate	(107)	(23,861)
Net redemption (purchases) of short-term investments	5,969	(30,803)
Net cash used in investing activities	(29,432)	(81,731)
Related parties
Payments made	(2,989)
Bank loan
Proceeds	4,527
Non-controlling interests
Distribution	(13,259)	(7,785)
Acquisition	(1,121)
Cash dividends distributed	(4,208)	(3,362)
Proceeds from issuance of common shares	1,852	550
Common shares repurchased as part of normal course issuer bid		(4,177)
Net cash used in financing activities	(15,198)	(14,774)
Effect of exchange rate changes on cash and cash equivalents	(4,878)	4,800
Increase (decrease) in cash and cash equivalents	18,242	(23,804)
Cash and cash equivalents, beginning of the year	49,199	73,003
Cash and cash equivalents, end of the year	$ 67,441	$ 49,199